FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
Disclosure of detailed information about finance income and expense

For the years ended December 31,	2021	2020
Unwinding of discounts on provisions	$13.9	$9.0
Interest expense on long-term debt	41.8	51.9
Early note redemption premium (Note 28)	53.3	—
Interest expense on lease liabilities (Note 34)	6.7	3.5
Amortization of deferred financing, bank, financing fees and other finance costs(i)	18.7	12.6
Finance costs	$134.4	$77.0
(i)Included in other finance costs for the years ended December 31, 2021 and 2020 is $4.6 million and $4.5 million, respectively, of non-cash interest expense related to the financing component of deferred revenue contracts.